ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the followings:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits*	287,001	309,832
Accrued expenses	254,943	313,041
Deferred tax liabilities	—	40,115
Others	30,191	57,550
	572,135	720,538

*The balances represent deposits held by the Group related to the back-to-back guarantee service from the third-party asset management company.